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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                   Investment Company Act file number:  811-09527

DCM SERIES TRUST

________________________________________________________________________

(Exact name of registrant as specified in charter)

7 Wells Avenue, Newton, MA   02459

________________________________________________________________________

  (Address of principal executive offices)                           (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

150 Motor Parkway

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 527-0033

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD: (see attached chart)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2005 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 DCM SERIES TRUST

By (Signature and Title)*           /S/ Jonathan J. Derby

 Jonathan J. Derby, Vice President & Treasurer

Date August 9, 2005

* Print the name and title of each signing officer under his or her signature.

THE DCM SERIES TRUST: DCM FUND
Investment Company Act file number: 811-09527
July 1, 2004 - June 30, 2005

Security Issuer	Exchange Ticker	Cusip	Meeting Date	Subject Matter	Issuer or Shdr Proposal	Vote Cast	How	For or Against Mgmt.Recommendation
BERKSHIRE HATHAWAY INC.	BRKB	84610207	30-Apr-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) PROPOSED AMENDMENT OF THE CORP'S RESTATED CERTIFICATE OF INCORPORATION THAT WOULD ADD TO THE VOTING RIGHTS OF HOLDERS OR CLASS B COMMON STOCK IN CERTAIN SITUATIONS.	ISSUER	Yes	For	For
				3) PROPOSED AMENDMENT OF THE CORP'S RESTATED CERTIFICATION OF INCORPORATION THAT WOULD CLARIFY THE RIGHTS OF HOLDERS OF CLASS B COMMON STOCK IN A STOCK SPLIT OR STOCK DIVIDEND.	ISSUER	Yes	For	For
CENDANT CORPORATION	CD	151313103	26-Apr-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For*	For*
				2) TO VERIFY AND APPROVE THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2005.	ISSUER	Yes	For	For
				3) TO APPROVE AN AMENDMENT TO THE CEDANT AMENDED AND RESTATED 1999 NON-EMPLOYEE DIRECTORS DEFERRED COMPENSATION PLAN.	ISSUER	Yes	For	For
				4) TO APPROVE THE CEDANT 2005 UK SHARE INCENTIVE PLAN.	ISSUER	Yes	For	For
				5) STOCKHOLDER PROPOSAL REGARDING CHIEF EXECUTIVE OFFICER COMPENSATION.	SHAREHOLDER	Yes	Against	For
				6) STOCKHOLDER PROPOSAL REGARDING SEVERANCE AGREEMENTS.	SHAREHOLDER	Yes	Against	For
CITIGROUP, INC.	C	172967101	19-Apr-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITIGROUPS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.	ISSUER	Yes	For	For
				3) PROPOSAL TO APPROVE THE AMENDED AND RESTATED CITIGROUP 1999 STOCK INCENTIVE PLAN. THE BOARD OF DIRECTORS RECOMMENDS A VOTE AGAINST PROPOSALS 4-10.	ISSUER	Yes	For	For
				4) STOCKHOLDER PROPOSAL REQUESTING A CURB ON EXECUTIVE COMPENSATION. NO FUTURE STOCK OPTION GRANTS AND NO RENEWALS OR EXTENSIONS OF OPTION PLANS.	SHAREHOLDER	Yes	Against	For
				5) STOCKHOLDER PROPOSAL REQUESTING A REPORT ON POLITICAL CONTRIBUTIONS.	SHAREHOLDER	Yes	For	Against
				6) STOCKHOLDER PROPOSAL REQUESTING THAT THE CHAIRMAN OF THE BOARD HAVE NO MANAGEMENT DUTIES, TITLES OR RESPONSIBILITIES.	SHAREHOLDER	Yes	Against	For

7) STOCKHOLDER PROPOSAL REQUESTING THAT CEO COMPENSATION BE LIMITED TO NO MORE THAN 100 TIMES THE AVERAGE COMPENSATION PAID TO THE COMPANY'S NON-MANAGERIAL WORKERS UNLESS PRIOR STOCKHOLDER APPROVAL IS GRANTED.

					SHAREHOLDER	Yes	Against	For
				8) STOCKHOLDER PROPOSAL REQUESTING ELECTION OF DIRECTOR NOMINEES BY A MAJORITY OF VOTES CAST.	SHAREHOLDER	Yes	Against	For
				9) STOCKHOLDER PROPOSAL REQUESTING A BY-LAW AMENDMENT PROHIBITING THE PAYMENT OF NON-DEDUCTIBLE COMPENSATION TO ANY OFFICER UNLESS PROR STOCKHOLDER APPROVAL IS GRANTED.	SHAREHOLDER	Yes	Against	For
				10) STOCKHOLDER PROPOSAL REQUESTING THAT A SIMPLE MAJORITY OF VOTE APPLY ON EACH ISSUE THAT CAN BE SUBJECT TO A SHAREHOLDER VOTE.	SHAREHOLDER	Yes	Against	For
COCA-COLA FEMSA, S.A. DE C.V.	KOF	191241108	8-Mar-05	4) ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS AND EXAMINERS FOR THE FISCAL YEAR, AND RESOLUTION WITH RESPECT TO THEIR RENUMERATION.	ISSUER	No**	NA	NA

6) SPECIAL APPROVAL OF THE SERIES "L" SHARHEOLDERS NOT TO CANCEL THE 98'684,857 SERIES "L" SHARES, ISSUED BY THE GENERAL EXTRAORDINARY MEETING DATED AS OF DECEMBER 20, 2002, WHICH WERE NOT SUBSCRIBED BY THE SERIES 'L' HOLDERS IN EXERCISE OF THEIR PRE-EMPTIVE RIGHTS, AS MORE FULLY DESCRIBED IN THE AGENDA.

					ISSUER	No**	NA	NA
CONOCOPHILLIPS	COP	20825C104	5-May-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.	ISSUER	Yes	For	For
				3) COMPENSATION LIMITATIONS	SHAREHOLDER	Yes	Against	For
				4) DIRECTOR ELECTION VOTE STANDARD	SHAREHOLDER	Yes	Against	For
D.R. HORTON, INC.	DHI	23331A	27-Jan-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) AMENDMENT TO THE D.R. HORTON, INC. 1991 STOCK INCENTIVE PLAN.	ISSUER	Yes	For	For
				3) IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON OTHER BUSINESS PROPERLY BROUGHT BEFORE THE MEETING OR ANY ADJOURNMENT.	ISSUER	Yes	For	For
GANNETT CO., INC.	GCI	364730101	14-Apr-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) PROPOSAL TO RATIFY ERNST & YOUNG LLP AS THE COMPANY'S AUDITORS.	ISSUER	Yes	For	For
				3) SHAREHOLDER PROPOSAL CONCERNING PERFORMANCE-BASED OPTIONS.	SHAREHOLDER	Yes	Against	For
				4) SHAREHOLDER PROPOSAL CONCERNING ELECTION MAJORITY VOTE STANDARD.	SHAREHOLDER	Yes	Against	For
H&R BLOCK, INC.	HRB	937671105	8-Sep-04	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK, WITHOUT PAR VALUE, FROM 500,000,000 TO 800,000,000 SHARES.	ISSUER	Yes	For	For
				3) THE APPROVAL OF AN AMENDMENT TO THE 1989 STOCK OPTION PLAN FOR OUTSIDE DIRECTORS TO EXTEND THE PLAN FOR FIVE YEARS, SUCH THAT IT WILL TERMINATE, UNLESS FURTHER EXTENDED, ON DECEMBER 5, 2009.	ISSUER	Yes	For	For

4) THE APPROVAL OF AMENDMENTS TO THE 1999 STOCK OPTION PLAN FOR SEASONAL EMPLOYEES TO (I) EXTEND THE PLAN FOR TWO YEATS, SUCH THAT IT WILL TERMINATE, UNLESS FURTHER EXTENDED, ON DECEMBER 31, 2006 AND (II) INCREASE THE AGGREGATE NUMBER OF SHARES OF COMMON STOCK ISSUABLE UNDER THE PLAN FROM 20,000,000 TO 23,000,000.

					ISSUER	Yes	For	For
				5) RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE YEAR ENDING APRIL 30, 2005.	ISSUER	Yes	For	For
HILB, ROGAL AND HOBBS COMPANY	HRH	431294107	3-May-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) RATIFICATION OF THE APPOINTMENT ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE COMPANY'S 2005 FINANCIAL STATEMENTS.	ISSUER	Yes	For	For
JOHNSON CONTROLS, INC.	JCI	478366107	26-Jan-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) APPROVAL OF PRICEWATERHOUSECOOPERS AS INDEPENDENT AUDITORS FOR 2005.	ISSUER	Yes	For	For
KINDER MORGAN, INC.	KMI	49455P101	10-May-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) BOARD PROPOSAL TO AMEND OUR RESTATED ARTICLES OF INCORPORATION TO INCREASE OUR AUTHORIZED COMMON STOCK, PAR VALUE $5.00 PER SHARE, FROM 150,000,000 SHARES TO 300,000,000 SHARES.	ISSUER	Yes	For	For
				3) BOARD PROPOSAL TO APPROVE OUR 2005 ANNUAL INCENTIVE PLAN.	ISSUER	Yes	For	For
				4) BOARD PROPOSAL TO APPROVE OUR NON-EMPLOYEE DIRECTORS STOCK AWARDS PLAN.	ISSUER	Yes	For	For
				5) BOARD PROPOSAL TO RATIFY AND APPROVE THE SELECTION O PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FIRM FOR 2005.	ISSUER	Yes	For	For
NUVEEN PREFERED & CONVERTIBLE INCOME	JQC	67073D201	17-Nov-04	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	No	NA	NA
PFIZER INC.	PFE	717081	28-Apr-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) A PROPOSAL TO APPROVE THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2004.	ISSUER	Yes	For	For
				3) SHAREHOLDER PROPOSAL RELATING TO TERM LIMITS FOR DIRECTORS.	SHAREHOLDER	Yes	Against	For
				4) SHAREHOLDER PROPOSAL REQUESTING A REPORT ON INCREASING ACCESS TO PFIZER PRODUCTS.	SHAREHOLDER	Yes	Against	For
				5) SHAREHOLDER PROPOSAL RELATING TO IMPORTATION OF PRESCRIPTION DRUGS.	SHAREHOLDER	Yes	Against	For
				6) SHAREHOLDER PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS.	SHAREHOLDER	Yes	Against	For
				7) SHAREHOLDER PROPOSAL RELATING TO PRODUCT AVAILABILITY IN CANADA.	SHAREHOLDER	Yes	Against	For
				8) SHAREHOLDER PROPOSAL RELATING TO THE SEPARATION OF THE ROLES OF CHAIR AND CEO AND ACCESS TO PHARMACEUTICAL PRODUCTS.	SHAREHOLDER	Yes	Against	For
PIMCO HIGH INCOME FUND	PHK	7220014206	9-Sep-04	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
RENT-A-CENTER, INC.	RCII	76009N100	18-May-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
THE BYSIS GROUP, INC.	BSG	55472104	11-Nov-04	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) THE PROPOSAL TO APPROVE THE COMPANY'S 2005 EMPLOYEE STOCK PURCHASE PLAN.	ISSUER	Yes	For	For
				3) THE PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING JUNE 30, 2005.	ISSUER	Yes	For	For
THE HOME DEPOT, INC.	HD	437076102	26-May-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) COMPANY PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2005.	ISSUER	Yes	For	For
				3) COMPANY PROPOSAL TO AMEND THE SIXTH ARTICLE OF THE COMPANY'S CERTIFICATE OF INCORPORATION.	ISSUER	Yes	For	For
				4) COMPANY PROPOSAL TO APPROVE THE HOME DEPOT, INC. 2005 OMNIBUS STOCK INCENTIVE PLAN.	ISSUER	Yes	For	For
				5) STOCKHOLDER PROPOSAL REGARDING EMPLOYMENT DIVERSITY REPORT DISCLOSURE.	SHAREHOLDER	Yes	Against	For
				6) STOCKHOLDER PROPOSAL REGARDING METHOD OF VOTING.	SHAREHOLDER	Yes	Against	For
				7) STOCKHOLDER PROPOSAL REGARDING NONDEDUCTIBLE COMPENSATION.	SHAREHOLDER	Yes	Against	For
				8) STOCKHOLDER PROPOSAL REGARDING FUTURE SEVERANCE AGREEMENTS.	SHAREHOLDER	Yes	Against	For
				9) STOCKHOLDER PROPOSAL REGARDING PERFORMANCE AND TIME-BASED RESTRICTED SHARES.	SHAREHOLDER	Yes	Against	For
				10) STOCKHOLDER PROPOSAL REGARDING PERFORMANCE-BASED OPTIONS.	SHAREHOLDER	Yes	Against	For
				11) STOCKHOLDER PROPOSAL REGARDING POLITICAL NONPARTISANSHIP.	SHAREHOLDER	Yes	Against	For
WASHINGTON MUTUAL, INC.	WAMUO	939322	19-Apr-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2005	ISSUER	Yes	For	For
WELLS FARGO & COMPANY	WFC	949746	26-Apr-05	1) ANNUAL DIRECTOR ELECTIONS	ISSUER	Yes	For	For
				2) PROPOSAL TO APPROVE THE COMPANY'S AMENDED AND RESTATED LONG-TERM INCENTIVE COMPENSATION PLAN.	ISSUER	Yes	For	For
				3) PROPOSAL TO RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2005.	ISSUER	Yes	For	For
				4) STOCKHOLDER PROPOSAL REGARDING PAYDAY LENDING.	SHAREHOLDER	Yes	Against	For
				5) STOCKHOLDER PROPOSAL REGARDING EXECUTIVE COMPENSATION AND PREDATORY LENDING.	SHAREHOLDER	Yes	Against	For
				6) STOCKHOLDER PROPOSAL REGARDING PERFORMANCE SHARES.	SHAREHOLDER	Yes	Against	For
				7) STOCKHOLDER PROPOSAL REGARDING CHIEF EXECUTIVE OFFICER COMPENSATION.	SHAREHOLDER	Yes	Against	For
				8) STOCKHOLDER PROPOSAL REGARDING SEPARATION OF BOARD CHAIR AND CEO POSITIONS.	SHAREHOLDER	Yes	Against	For

* - IN THE CASE OF CEDENT CORPORATION'S ANNUAL DIRECTORS ELECTIONS, THERE WAS ONE EXCEPTION MADE FOR DIRECTOR ROBERT E. NEDERLANDER
(THE VOTE WAS WITHHELD AND AGAINST MANAGEMENT).
** - SHAREHOLDERS HOLDING KOF ADS HAVE LIMITED VOTING RIGHTS.